Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive loss	Treasury Stocks	Common Stock	Preferred Stock
Balance, shares at Dec. 31, 2022						5,647,710	15
Balance, amount at Dec. 31, 2022	$ 75,176,363	$ 36,383,235	$ 46,464,447	$ (20,667,817)	$ (2,622,777)	$ 14,119,275	$ 1,500,000
Cumulative change in accounting principle	(549,113)		(549,113)
Balance at January 1, 2023 (as adjusted for change in accounting principle)	74,627,250		45,915,334
Net income	13,431,855		13,431,855
Other comprehensive income	4,736,222			4,736,222
Total comprehensive income	18,168,077
Cash dividends declared - common stock	(5,028,021)		(5,028,021)
Cash dividends declared - preferred stock	(120,938)		(120,938)
Issuance of common stock, shares						76,441
Issuance of common stock, amount	1,382,446	1,191,343				$ 191,103
Balance, shares at Dec. 31, 2023						5,724,151	15
Balance, amount at Dec. 31, 2023	89,028,814	37,574,578	54,198,230	(15,931,595)	(2,622,777)	$ 14,310,378	$ 1,500,000
Net income	12,764,450		12,764,450
Other comprehensive income	154,774			154,774
Total comprehensive income	12,919,224
Cash dividends declared - common stock	(5,213,595)		(5,213,595)
Cash dividends declared - preferred stock	(125,625)		(125,625)
Issuance of common stock, shares						84,884
Issuance of common stock, amount	1,439,387	1,227,177				$ 212,210
Balance, shares at Dec. 31, 2024						5,809,035	15
Balance, amount at Dec. 31, 2024	$ 98,048,205	$ 38,801,755	$ 61,623,460	$ (15,776,821)	$ (2,622,777)	$ 14,522,588	$ 1,500,000